Consolidated Quarterly Holdings Report
for
Fidelity® Emerging Markets Fund
July 31, 2025
EMF-NPRT3-0925
1.804872.121
Common Stocks - 99.7%
	Shares	Value ($)
BRAZIL - 4.2%
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
MercadoLibre Inc (b)	23,900	56,735,971
Financials - 2.1%
Banks - 1.3%
NU Holdings Ltd/Cayman Islands Class A (b)	7,815,270	95,502,600
Capital Markets - 0.8%
Banco BTG Pactual SA unit	9,269,100	64,773,041
TOTAL FINANCIALS		160,275,641

Industrials - 0.0%
Electrical Equipment - 0.0%
WEG SA	455,987	3,021,970
Information Technology - 0.8%
Software - 0.8%
TOTVS SA	8,585,700	66,866,512
Utilities - 0.6%
Electric Utilities - 0.6%
Equatorial Energia SA	8,392,500	51,063,474
TOTAL BRAZIL		337,963,568
CANADA - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Cameco Corp	833,000	62,541,130
CHILE - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Antofagasta PLC	1,708,500	42,351,324
CHINA - 25.5%
Communication Services - 10.0%
Entertainment - 1.5%
Tencent Music Entertainment Group Class A ADR	5,933,025	124,534,195
Interactive Media & Services - 8.5%
Tencent Holdings Ltd	9,757,200	683,123,424
TOTAL COMMUNICATION SERVICES		807,657,619

Consumer Discretionary - 7.2%
Automobiles - 0.8%
BYD Co Ltd H Shares	4,601,500	67,185,847
Broadline Retail - 5.6%
Alibaba Group Holding Ltd ADR	1,678,600	202,489,518
JD.com Inc ADR	1,038,200	32,692,918
PDD Holdings Inc Class A ADR (b)	1,871,100	212,276,295
		447,458,731
Hotels, Restaurants & Leisure - 0.8%
Yum China Holdings Inc	1,457,900	68,054,772
TOTAL CONSUMER DISCRETIONARY		582,699,350

Consumer Staples - 1.4%
Beverages - 1.4%
Eastroc Beverage Group Co Ltd A Shares (China)	1,110,900	43,377,499
Kweichow Moutai Co Ltd A Shares (China)	358,218	70,598,585
		113,976,084
Financials - 0.8%
Banks - 0.8%
Bank of Chengdu Co Ltd A Shares (China)	25,752,945	66,008,595
Health Care - 1.0%
Pharmaceuticals - 1.0%
Hansoh Pharmaceutical Group Co Ltd (c)(d)	18,178,000	81,667,768
Industrials - 4.0%
Electrical Equipment - 2.8%
Contemporary Amperex Technology Co Ltd A Shares (China)	2,491,557	91,124,744
Sieyuan Electric Co Ltd A Shares (China)	12,570,216	135,964,467
		227,089,211
Machinery - 1.2%
Airtac International Group	2,083,000	59,110,017
Neway Valve Suzhou Co Ltd A Shares (China)	8,574,479	34,269,564
		93,379,581
Trading Companies & Distributors - 0.0%
ZKH Group Ltd Class A (b)	1	0
TOTAL INDUSTRIALS		320,468,792

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.5%
Luxshare Precision Industry Co Ltd A Shares (China)	8,387,208	42,398,817
Semiconductors & Semiconductor Equipment - 0.6%
NAURA Technology Group Co Ltd A Shares (China)	1,029,639	47,771,449
TOTAL INFORMATION TECHNOLOGY		90,170,266

TOTAL CHINA		2,062,648,474
FRANCE - 2.6%
Consumer Discretionary - 1.1%
Textiles, Apparel & Luxury Goods - 1.1%
Hermes International SCA	36,719	90,134,908
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Gaztransport Et Technigaz SA	628,141	118,277,694
TOTAL FRANCE		208,412,602
GERMANY - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
BioNTech SE ADR (b)(e)	461,500	49,611,250
GREECE - 0.7%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
OPAP SA	2,626,844	58,935,851
HUNGARY - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
Richter Gedeon Nyrt	1,900,755	57,051,987
INDIA - 17.1%
Communication Services - 1.2%
Wireless Telecommunication Services - 1.2%
Bharti Airtel Ltd	4,603,031	100,290,230
Consumer Discretionary - 1.8%
Broadline Retail - 0.1%
Lenskart Solutions Pvt Ltd (f)	3,138,591	11,173,253
Hotels, Restaurants & Leisure - 1.7%
Eternal Ltd (b)	38,065,900	132,968,510
TOTAL CONSUMER DISCRETIONARY		144,141,763

Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Reliance Industries Ltd	8,929,236	141,136,177
Financials - 7.4%
Banks - 3.6%
HDFC Bank Ltd/Gandhinagar	9,276,267	213,057,693
Kotak Mahindra Bank Ltd	3,168,248	71,443,096
		284,500,789
Capital Markets - 1.2%
360 ONE WAM Ltd	8,347,061	99,994,908
Consumer Finance - 1.5%
Bajaj Finance Ltd	12,097,000	121,163,224
Insurance - 1.1%
HDFC Life Insurance Co Ltd (c)(d)	5,030,100	43,256,744
SBI Life Insurance Co Ltd (c)(d)	2,324,800	48,677,729
		91,934,473
TOTAL FINANCIALS		597,593,394

Health Care - 1.4%
Health Care Providers & Services - 1.4%
Max Healthcare Institute Ltd	7,823,200	111,087,755
Industrials - 3.0%
Aerospace & Defense - 1.2%
Hindustan Aeronautics Ltd (d)	1,873,700	96,514,833
Construction & Engineering - 1.0%
Larsen & Toubro Ltd	1,905,632	78,876,476
Professional Services - 0.8%
Computer Age Management Services Ltd	1,503,300	63,748,923
TOTAL INDUSTRIALS		239,140,232

Utilities - 0.6%
Electric Utilities - 0.6%
Power Grid Corp of India Ltd	13,963,533	46,199,883
TOTAL INDIA		1,379,589,434
INDONESIA - 2.6%
Financials - 2.6%
Banks - 2.6%
Bank Central Asia Tbk PT	413,555,370	207,272,133
ITALY - 0.9%
Consumer Discretionary - 0.9%
Automobiles - 0.6%
Ferrari NV (e)	95,900	42,521,101
Textiles, Apparel & Luxury Goods - 0.3%
Brunello Cucinelli SpA	245,800	27,635,546
TOTAL ITALY		70,156,647
KAZAKHSTAN - 1.1%
Financials - 1.1%
Consumer Finance - 1.1%
Kaspi.KZ JSC ADR	1,140,700	90,001,230
KOREA (SOUTH) - 7.7%
Communication Services - 0.7%
Interactive Media & Services - 0.7%
Webtoon Entertainment Inc (b)(e)	5,722,611	57,455,014
Health Care - 1.1%
Life Sciences Tools & Services - 1.1%
Samsung Biologics Co Ltd (b)(c)(d)	120,752	91,696,525
Information Technology - 5.9%
Semiconductors & Semiconductor Equipment - 2.8%
SK Hynix Inc	1,187,140	228,686,667
Technology Hardware, Storage & Peripherals - 3.1%
Samsung Electronics Co Ltd	4,843,007	245,317,051
TOTAL INFORMATION TECHNOLOGY		474,003,718

TOTAL KOREA (SOUTH)		623,155,257
MEXICO - 2.2%
Consumer Staples - 1.3%
Consumer Staples Distribution & Retail - 1.3%
BBB Foods Inc Class A (b)(e)	2,395,439	61,131,604
Grupo Comercial Chedraui SA de CV	4,413,265	35,748,265
		96,879,869
Financials - 0.3%
Banks - 0.3%
Banco del Bajio SA (c)(d)	11,937,259	26,835,895
Real Estate - 0.6%
Industrial REITs - 0.6%
Prologis Property Mexico SA de CV	13,627,100	51,221,715
TOTAL MEXICO		174,937,479
NETHERLANDS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
BE Semiconductor Industries NV	263,900	35,868,475
POLAND - 2.2%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Allegro.eu SA (b)(c)(d)	4,486,373	44,312,442
Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 1.0%
Dino Polska SA (b)(c)(d)	5,602,810	74,169,899
Financials - 0.7%
Banks - 0.7%
Powszechna Kasa Oszczednosci Bank Polski SA	2,677,400	58,855,576
TOTAL POLAND		177,337,917
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(g)	25,741,060	3
SAUDI ARABIA - 1.3%
Financials - 1.3%
Banks - 1.3%
Al Rajhi Bank	4,099,920	103,560,934
SOUTH AFRICA - 2.1%
Consumer Discretionary - 2.1%
Broadline Retail - 2.1%
Naspers Ltd Class N	542,400	168,095,838
SWEDEN - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
VEF AB (b)(h)	73,573,525	14,550,486
TAIWAN - 17.4%
Communication Services - 0.6%
Entertainment - 0.6%
International Games System Co Ltd	1,775,072	46,309,302
Industrials - 0.3%
Electrical Equipment - 0.3%
Voltronic Power Technology Corp	771,868	30,250,234
Information Technology - 16.5%
Semiconductors & Semiconductor Equipment - 16.5%
ASPEED Technology Inc	338,000	51,071,481
eMemory Technology Inc	705,000	47,616,966
Taiwan Semiconductor Manufacturing Co Ltd	32,134,000	1,234,344,641
		1,333,033,088
TOTAL TAIWAN		1,409,592,624
UNITED ARAB EMIRATES - 2.7%
Energy - 1.7%
Energy Equipment & Services - 1.0%
ADNOC Drilling Co PJSC	51,501,783	81,885,739
Oil, Gas & Consumable Fuels - 0.7%
Adnoc Gas PLC	61,316,700	55,589,935
TOTAL ENERGY		137,475,674

Financials - 1.0%
Banks - 1.0%
Abu Dhabi Commercial Bank PJSC	18,408,325	81,590,920
TOTAL UNITED ARAB EMIRATES		219,066,594
UNITED KINGDOM - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Revolut Group Holdings Ltd (f)(g)	25,555	26,643,387
UNITED STATES - 5.9%
Information Technology - 5.9%
Semiconductors & Semiconductor Equipment - 4.7%
NVIDIA Corp	2,131,580	379,144,135
Software - 1.2%
Synopsys Inc (b)	155,000	98,187,850
TOTAL UNITED STATES		477,331,985
TOTAL COMMON STOCKS (Cost $5,218,016,786)		8,056,676,609

Convertible Corporate Bonds - 0.4%
	Principal Amount (a)	Value ($)
BRAZIL - 0.4%
Financials - 0.4%
Financial Services - 0.4%
Creditas Financial Solutions Ltd 5% 7/28/2027 (f)(g) (Cost $30,523,684)	30,523,684	31,076,163

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CHINA - 0.2%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd Series E1 (b)(f)(g) (Cost $9,341,528)	85,253	20,001,206

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	48,130,512	48,140,138
Fidelity Securities Lending Cash Central Fund (i)(j)	4.33	64,259,174	64,265,600
TOTAL MONEY MARKET FUNDS (Cost $112,405,738)			112,405,738

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $5,370,287,736)	8,220,159,716
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(133,509,584)
NET ASSETS - 100.0%	8,086,650,132

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $410,617,002 or 5.1% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $507,131,835 or 6.3% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $88,894,009 or 1.1% of net assets.

(g)	Level 3 security
(h)	Affiliated company
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd Series E1	11/18/20	9,341,528

Creditas Financial Solutions Ltd 5% 7/28/2027	1/28/22 - 7/28/23	30,523,684

Revolut Group Holdings Ltd	12/27/24	22,226,349

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	198,948,750	1,927,026,831	2,077,835,443	3,126,709	-	-	48,140,138	48,130,512	0.1%
Fidelity Securities Lending Cash Central Fund	47,267,424	224,852,768	207,854,592	118,767	-	-	64,265,600	64,259,174	0.2%
Total	246,216,174	2,151,879,599	2,285,690,035	3,245,476	-	-	112,405,738

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
VEF AB	20,110,388	-	3,783,299	-	(3,173,681)	1,397,078	14,550,486	73,573,525
Total	20,110,388	-	3,783,299	-	(3,173,681)	1,397,078	14,550,486

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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